Other financial liabilities (Tables)	12 Months Ended
Sep. 30, 2024
Other financial liabilities
Schedule of other financial liabilities

	Consolidated		Parent Entity
$m	2024	2023	2024	2023
Repurchase agreements	18,848	25,059	16,071	20,315
Interbank placements	3,635	4,537	3,631	4,533
Accrued interest payable	4,940	4,138	4,094	3,337
Securities purchased not delivered	2,966	3,477	2,966	3,477
Trade creditors and other accrued expenses	2,375	2,191	1,994	1,723
Settlement and clearing balances	934	832	801	805
Securities sold short	3,248	3,496	3,248	3,496
Other	1,131	1,140	1,112	1,094
Total other financial liabilities	38,077	44,870	33,917	38,780